U.S. Securities and Exchange Commission, Washington, D.C. 20549

          FORM 24F-2: Annual Notice of Securities Sold,
                      Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.  Name and address of issuer:
     ANCHOR SERIES TRUST
     The SunAmerica Center
     733 Third Avenue
     New York, NY  10017-3204

2. Name of each series or class of funds for which this notice is filed:
     Money Market Portfolio, Government and Quality Bond Portfolio, Fixed Income Portfolio, Growth Portfolio, High Yield Portfolio, Strategic Multi-Asset Portfolio, Multi-Asset Portfolio, Capital Appreciation Portfolio, Growth and Income Portfolio, Foreign Securities Portfolio, Natural Resources Portfolio, Target '98 Portfolio

3.  Investment Company Act File Number:
     811-3836

    Securities Act File Number:
     2-86188

 4.  Last day of fiscal year for which this notice is filed:
     12/31/96

5. Check this box if this notice is being filed more than 180 days after the close of the issuer's fiscal year but before termination of issuer's 24f-2 declaration:[ ]

6.  Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6):

7. The number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933, other than pursuant to Rule 24f-2 but which remained unsold at the beginning of the Registrant's fiscal year:
     -0-

8. The number or amount of securities registered during the fiscal period other than pursuant to Rule 24f-2:
       Number:  -0-

9. The number and aggregate sale price of securities sold during the fiscal year:
       Number: 334,189
      Sale Price:$17,147,310

10. The number and aggregate sale price of securities sold during this fiscal year in reliance upon registration pursuant to Rule
24f-2:
       Number:  334,189
      Sale Price:$17,147,310

11. The number and aggregate sale price of securities sold during this fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
       Number:  0
      Sale Price:0

 12. Calculation of registration fee:
  (i)Actual aggregate sale price of
     securities sold during the fiscal
     year in reliance on rule 24f-2
           (from item 10):$17,147,310

(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):$0

(iii)Aggregate price of shares redeemed or repurchased during the fiscal year
           (if applicable):$36,287,459

 (iv)Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule
          24e-2 (if applicable):$0

  (v)Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line(ii), less line (iii), plus line
          (iv)](if applicable):($19,140,149)

 (vi)Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
           Instruction C.6):x 1/33 of 1%

(vii)Fee due [line (i) or line (v) multiplied
            by line (vi)]:$0


Instruction: Issuers should complete lines (ii), (iii), (iv), and
(v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rule of
 Informal and Other Procedures (17CFR 202.3a).[ ]


Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



 By (Signature and Title)/s/Robert M. Zakem
        Robert M. Zakem, Secretary
  Date 02/21/97

* Please print the name and title of the signing officer below the signature.

SunAmerica Asset Management
The SunAmerica Center
733 Third Avenue
New York, NY 10017-3204


February 21, 1997


Anchor Series Trust
The SunAmerica Center
733 Third Avenue
New York, NY  10017-3204

Ladies and Gentlemen:

     You have requested my opinion for use in conjunction with a Rule 24f-2 Notice for Anchor Series Trust (the "Trust") to be filed in respect of shares of the Fund ("Shares") sold for the fiscal year ended December 31, 1996, pursuant to the Fund's Registration Statement filed with the Securities and Exchange Commission (the "SEC") under the Securities Act of 1933 (File No. 2-86188)("Registration Statement").

     In its Registration Statement, the Fund elected to register an indefinite number of Shares pursuant to the provisions of SEC Rule 24f-2.

     I have reviewed the amended Registration Statement of the Fund and such other documents and records deemed relevant. On the basis of the foregoing, it is my opinion that the Shares sold for the fiscal year ended December 31, 1996, the registration of which the Rule 24f-2 Notice makes definite in number, were legally issued, fully paid and non-assessable.

     I consent to your filing this opinion as an Exhibit to the Rule 24f-2 Notice referred to above, the Registration Statement of the Fund and to any application or registration statement filed under the Securities Laws of any of the States of the United States.


     Very truly yours,


     /s/Robert M. Zakem
     Robert M. Zakem
     Senior Vice President and
        General Counsel